INVESTMENTS - Schedule (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Equity securities with readily determinable fair values:	¥ 2,589	$ 406	¥ 3,903
Investments	4,554		5,826
Accor
Equity securities with readily determinable fair values:	2,508		3,849
Other marketable securities
Equity securities with readily determinable fair values:	81		54
OYO
Equity securities without readily determinable fair values:	54		66
Other equity securities
Equity securities without readily determinable fair values:	71		72
Cjia Group
Equity securities without readily determinable fair values:	168		183
Equity-method investments:	0
Available-for-sale debt securities:	220		220
AAPC LUB
Equity-method investments:	525		490
Hotel related funds
Equity-method investments:	488		476
China Hospitality JV
Equity-method investments:	99		103
Zleep
Equity-method investments:	68		88
Commerz
Equity-method investments:	85
Other investments
Equity-method investments:	¥ 187		¥ 225